As filed with the Securities and Exchange Commission on October 19, 2018.

Registration Nos. 333-14131
811-07859

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 37 (Check appropriate box or boxes)	☒

SEPARATE ACCOUNT B
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on ___________ pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity II individual flexible premium deferred variable annuity contracts.

Filing Fee: None

Supplement dated October 19, 2018 to the Prospectus dated May 1, 2018 for the Pacific Select Variable Annuity II contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Contract Prospectus unless otherwise defined herein.

‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Contract Prospectus dated May 1, 2018, as supplemented.

All changes discussed in this supplement are effective immediately unless otherwise noted below.

Reorganization of the Floating Rate Loan Portfolio and Transfer to the Floating Rate Income Portfolio

On September 26, 2018, the Board of Trustees of Pacific Select Fund approved a plan of reorganization for vote by affected Contract Owners. If the reorganization is approved, Floating Rate Loan Portfolio fund shares will be transferred to the Floating Rate Income Portfolio and the reorganization will take place on or about March 1, 2019 (the “Reorganization Date”). This is only a transaction involving the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio mentioned above and is not a reorganization of your Variable Annuity Contract.

Effective February 20, 2019, the Floating Rate Loan Portfolio will be closed to new allocations and only Contract Owners that have Contract Value in the Floating Rate Loan Portfolio as of the end of the Business Day on February 19, 2019, may continue to make Purchase Payments, transfers, or withdrawals involving the Floating Rate Loan Portfolio. If you have Contract Value in the Floating Rate Loan Portfolio and withdraw or transfer out 100% of the Contract Value, you will not be able to re-invest in the Floating Rate Loan Portfolio.

For thirty (30) calendar days before the Reorganization Date, if you have Contract Value allocated to the Subaccount investing in the Floating Rate Loan Portfolio, you may make a one-time transfer of all or a portion of such Contract Value to any other available Subaccount without the transfer counting towards the twenty-five (25) transfers permitted each calendar year. All other transfers are subject to limitations as described in your Contract Prospectus.

On the Reorganization Date, any Contract Value that remains allocated to the Subaccount investing in the Floating Rate Loan Portfolio after the close of business will be transferred to the Subaccount investing in the Floating Rate Income Portfolio. Such transfers will be based on the applicable Subaccount Unit values, and the relative net asset values of the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio, as of the close of business on the Reorganization Date. You will not incur any tax liability because of the reorganization and your Contract Value immediately before the reorganization will be equal to your Contract Value immediately after the reorganization. The reorganization transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Reorganization Date, the Floating Rate Loan Portfolio Subaccount will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Floating Rate Loan Portfolio Subaccount will be deemed an instruction for the Floating Rate Income Portfolio Subaccount. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals, and transfer instructions (including instructions under any systematic transfer option). During the thirty (30) calendar day period after the Reorganization Date, you may make a one-time transfer out of the Floating Rate Income Portfolio Subaccount without the transfer counting towards the transfer limitations described in your Contract Prospectus. All other transfers are subject to limitations as described in your Contract Prospectus.

Please work with your financial advisor to determine if your existing allocation instructions should be changed before or after the Reorganization Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 722-4448, or by using any other means described in the Contract Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Contract Prospectus for details.

Any references to the Floating Rate Loan Portfolio are deleted from the Contract Prospectus after the Reorganization Date.

Effective March 1, 2019, the following Investment Option will be added:

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management

For more information on the Floating Rate Income Portfolio, including a discussion of the investment techniques, charges and expenses, and risks associated with the portfolio’s investments, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.html.

Pacific Select Fund Portfolio Manager/Subadviser Name Change

The Manager/Subadviser name for the Diversified Bond Portfolio is changed from Western Asset Management Company to Western Asset Management Company, LLC.

For more information on the subadviser change, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.html.

Form No. PSVA2SUP1018

Prospectus

(Included in Registrant’s Form N-4, File No. 333-14131 Accession No. 0001104659-18-024176 filed on April 16, 2018, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-14131 Accession No. 0001104659-18-024176 filed on April 16, 2018, and incorporated by reference herein.)

PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Part A:

Part B:

(1) Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2017 and for each of the periods presented which are incorporated by reference from the 2017 Annual Report include the following for Separate Account B:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2) Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, included in Part B include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Stockholder’s Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b) Exhibits

1.	(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Accounts and Memorandum establishing Separate Account B; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000950150-96-001122 filed on October 15, 1996 and incorporated by reference herein.

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 000950150-98-000694 filed on April 30, 1998 and incorporated by reference herein.

2.	Not applicable

3.	(a) Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-175279,

Accession No. 0000950123-11-063391 filed on July 1, 2011 and incorporated by reference herein.

(b)

Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000892569-06-000559 filed on April 20, 2006 and incorporated by reference herein.

(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0001104659-17-023720 filed on April 17, 2017, and incorporated by reference herein.

4.	(a)

Form of Individual Flexible Premium Variable Accumulation Deferred Annuity Contract; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 000950150-97-000477 filed on April 1, 1997 and incorporated by reference herein.

	(b)	Qualified Plan Loan Endorsement; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000950150-96-001122 filed on October 15, 1996 and incorporated by reference herein.

	(c)	Qualified Pension Plan Rider; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000950150-96-001122 filed on October 15, 1996 and incorporated by reference herein.

	(d)	(1) 403(b) Tax Sheltered Annuity Rider; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0001017062-02-000770 filed April 30, 2002 and incorporated by reference herein.

(2)

403(b) Tax-Sheltered Annuity Rider (For No. 20-1156); Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000892569-08-001554 filed on December 4, 2008 and incorporated by reference herein.

(e)

Required Distributions for Compliance with Section 72(S) Rider; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000950150-96-001122 filed on October 15, 1996 and incorporated by reference herein.

	(f)	Section 457 Plan Rider; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000950150-96-001122 filed on October 15, 1996 and incorporated by reference herein.

(g)

Individual Retirement Annuity Rider (Form No. 20-15400); Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0001017062-02-000770 filed April 30, 2002 and incorporated by reference herein.

(h)

Roth Individual Retirement Annuity Rider Form No. 20-14000; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0001017062-02-000770 filed April 30, 2002 and incorporated by reference herein.

(i)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-15300); Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0001017062-02-000770 filed April 30, 2002 and incorporated by reference herein.

	(j)	Qualified Retirement Plan Rider; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0001017062-02-000770 filed April 30, 2002 and incorporated by reference herein.

5.	(a)

Application Form for Individual Flexible Premium Variable Accumulation Annuity Contract; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 000950150-98-000694 filed on April 30, 1998 and incorporated by reference herein.

	(b)	Application/Confirmation form; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 000950150-00-019866 filed on April 27, 2000 and incorporated by reference herein.

6.	(a)	Pacific Life’s Articles of Incorporation; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 000950150-98-000694 filed on April 30, 1998 and incorporated by reference herein.

	(b)	By-laws of Pacific Life; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 000950150-98-000694 filed on April 30, 1998 and incorporated by reference herein.

(c)

Pacific Life’s Restated Articles of Incorporation; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000892569-06-000559 filed on April 20, 2006 and incorporated by reference herein.

(d)

By-laws of Pacific Life As Amended September 1, 2005; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000892569-06-000559 filed on April 20, 2006 and incorporated by reference herein.

7.	(a)	Form of Reinsurance Agreement; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000892569-08-000659 filed on April 24, 2008 and incorporated by reference herein.

(b)

Reinsurance Agreement with Union Hamilton; Included in Registration Statement on Form N-4, File No. 333-14131, Accession No. 0001193125-15-346576 filed on October 19, 2015 and incorporated by reference herein.

8.	(a)	Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000912057-01-511676 filed on April 30, 2001 and incorporated by reference herein.

(b)

Addendum to the Pacific Select Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios); Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000912057-01-511676 filed on April 30, 2001 and incorporated by reference herein.

(c)

Addendum to the Pacific Select Fund Participation Agreement (to add nine new Portfolios); Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000912057-01-511676 filed on April 30, 2001 and incorporated by reference herein.

(d)

Addendum to the Pacific Select Fund Participation Agreement (to add the Equity Income and Research Portfolios); Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0001017062-02-000770 filed April 30, 2002 and incorporated by reference herein.

(e)

Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

(f)

Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond); Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000892569-06-000559 filed on April 20, 2006 and incorporated by reference herein.

(g)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001193125-13-399320 filed on October 15, 2013, and incorporated by reference herein.

(1)

First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001193125-14-142415 filed on April 14, 2014, and incorporated by reference herein.

(2)

Second Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001193125-15-127167 filed on April 13, 2015 and incorporated by reference herein.

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registration Statement on Form N-4, File No. 333-14131, Accession No. 0001193125-15-346576 filed on October 19, 2015 and incorporated by reference herein.

(h)	Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001193125-13-399320 filed on October 15, 2013, and incorporated by reference herein.

9.

Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000950150-96-001122 filed on October 15, 1996 and incorporated by reference herein.

10.	(a)

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; Included in Registration Statement on Form N-4, File No. 333-14131, Accession No. 0001104659-18-024176 filed on April 16, 2018 and incorporated by reference herein.

(b) Consent of Dechert Price & Rhoads; Included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0000950150-96-001122 filed on October 15, 1996 and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Not applicable

14.	Not applicable

15.	Powers of Attorney; included in Registrant’s Form N-4, File No. 333-14131, Accession No. 0001104659-17-023720 filed on April 17, 2017, and incorporated by reference herein.

16.	Not applicable

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman, President and Chief Executive Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Darryl D. Button	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Dewey P. Bushaw	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Jane M. Guon	Vice President and Secretary

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account B.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P. #	Delaware	100
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
Vintage Park Apartments GP, LLC	Delaware	90
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
GW Member LLC	Delaware	100

GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
PL Teravista Member, LLC	Delaware	100
401 Teravista Apartment Investors, LLC	Delaware	90
700 Main Street LLC	Delaware	100
PL Brier Creek Member, LLC	Delaware	100
Brier Creek Investors JV LLC	Delaware	90
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Savannah Member, LLC	Delaware	100
Savannah at Park Place Apartments LLC	Delaware	90
PL Redland Member, LLC	Delaware	100
Redland Road Apartment Investors, LLC	Delaware	100
PL Spectrum Member, LLC	Delaware	100
9242 West Russell Road Apartment Investors, LLC	Delaware	90
PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC	Delaware	100
Andante Venture LLC	Delaware	90
PL Beardslee Member, LLC	Delaware	100
Village at Beardslee Investor, LLC#	Delaware	90
PL Monterone Member, LLC	Delaware	100
Monterone Apartment Investor, LLC	Delaware	90
PL Reno Member, LLC	Delaware	100
NPLC BV Manager LLC#	Delaware	81
PL Wabash Member, LLC	Delaware	100
THC 1333 S. Wabash LLC	Delaware	90
PL Alara Member, LLC	Delaware	100
Greenwood Village Apartment Investors, LLC	Delaware	90
PL Kierland Member, LLC	Delaware	100
T&L Apartment Investor, LLC	Delaware	90
PL Wardman Member, LLC	Delaware	100
Wardman Hotel Owner, L.L.C.	Delaware	66.6668
PL Peoria Member, LLC	Delaware	100
205 Peoria Street Owner, LLC	Delaware	90
PL Elk Meadows Member, LLC #	Delaware	100
PL Stonebriar Member, LLC #	Delaware	100
PL Deer Run Member, LLC #	Delaware	100
PL Tessera Member, LLC #	Delaware	100
PL Elevation Owner, LLC	Delaware	100
PL Vantage Member, LLC #	Delaware	100
PL Fairfax Gateway Member, LLC #	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Global Asset Management LLC (Formerly known as Pacific Asset Advisors LLC)	Delaware	100
Cadence Capital Management LLC	Delaware	100
Cadence Global Equity GP LLC#	Delaware	100
Pacific Asset Management LLC	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100

Pacific Private Equity I GP LLC #	Delaware	100
Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Private Credit III GP LLC #	Delaware	100
Pacific Private Equity Opportunities III GP LLC #	Delaware	100
Pacific Private Credit IV GP LLC	Delaware	100
Pacific Private Equity Opportunities IV GP LLC	Delaware	100
Pacific Co-Invest Opportunities I GP LLC	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
PAM Bank Loan GP LLC #	Delaware	100
PAM CLO Opportunities GP LLC #	Delaware	100
PAM Trade Receivable GP LLC #	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Swell Investing Holding LLC	Delaware	100
Swell Investing LLC	Delaware	100
Pacific Life Aviation Holdings LLC	Delaware	100
Aviation Capital Group Holdings, Inc. (Pacific Life Aviation Holdings LLC holds 99.9999% ownership interest of this entity.)	Delaware	99.9999
Aviation Capital Group LLC (Pacific Life Aviation Holdings LLC holds 79% ownership interest of this entity.)	Delaware	79
Aviation Capital Group LLC (Aviation Capital Group Holdings, Inc. is the Managing Member of this entity and holds 1% ownership interest as such.)	Delaware	1
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Aircraft Leasing Ireland Limited	Ireland	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5038 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 6584 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 6342 LLC	Delaware	100
ACG Acquisition 6734 LLC	Delaware	100
ACG Acquisition 38038 LLC	Delaware	100
ACG Acquisition 39388 LLC	Delaware	100
ACG Acquisition 39389 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 30744 LLC (Aviation Capital Group LLC is the beneficiary of the owner Trust and is the indirect owner of this entity.)	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100

ACG Acquisition 5527 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition 6457 LLC	Delaware	100
ACG Acquisition 6498 LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
Boullioun Aviation Services LLC	Delaware	100
Boullioun Aircraft Holding Company LLC	Delaware	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	100
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG France 6280 S.A.S.	France	100
ACG France 7392 S.A.S.	France	100
ACG France 7421 S.A.S.	France	100
ACG France 8082 S.A.S.	France	100
ACG France 8354 S.A.S.	France	100
ACG France 35722 S.A.S.	France	100
ACG France 35723 S.A.S.	France	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
Bauhinia Aviation Management Limited	Cayman Islands	50
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100

Pacific Life Re Services Limited	England	100
Pacific Life Re Limited	England	100
UnderwriteMe Limited	England	100
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Annuity Reinsurance Company	Arizona	100

___________________________________

# = Abbreviated structure

Item 27. Number of Contractholders

Pacific Select Variable Annuity II—Approximately	56	Qualified
	108	Non-Qualified

Item 28. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and

Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)- (d) of the Rule have been complied with.

(c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 37 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 19th day of October, 2018.

SEPARATE ACCOUNT B
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	October 19, 2018

James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	October 19, 2018

Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	October 19, 2018

Darryl D. Button*

		Director, Senior Vice President and General Counsel	October 19, 2018

Sharon A. Cheever*

		Vice President and Secretary	October 19, 2018

Jane M. Guon*

		Senior Vice President and Chief Accounting Officer	October 19, 2018

Edward R. Byrd*

		Executive Vice President	October 19, 2018

Dewey P. Bushaw*

		Vice President and Treasurer	October 19, 2018

Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER		October 19, 2018

Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 35 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-14131, Accession No. 0001104659-17-023720 filed on April 17, 2017, as Exhibit 15).